Commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Book value of vessels secured against long-term debt	$ 823.8	$ 853.0
Performance guarantee, maximum liability	0.5
Machinery and Equipment
Other Commitments [Line Items]
Book value of vessels secured against long-term debt	823.8	853.0
Asset Pledged | Machinery and Equipment
Other Commitments [Line Items]
Book value of vessels secured against long-term debt	$ 823.8	$ 853.0